Investments - Summary of Investments (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Redeemable preference shares	164,939,999
Redeemable preference shares, par value	$ 164,939,999
Marverix Metals Incorporated [Member]
Disclosure of detailed information about investment property [line items]
Common share purchase warrants	10,000,000	10,000,000